Costs of sales (Tables)	12 Months Ended
Dec. 31, 2018
Costs of sales
Schedule of Costs of sales

	2018	2017
Costs of stream sales	$102.9	$127.4
Costs of prepaid ounces	7.1	7.7
Mineral production taxes	2.3	2.3
Energy operating costs	5.9	4.6
	$118.2	$142.0